FAIR VALUE MEASUREMENTS - Additional information (Details) - USD ($)		3 Months Ended		9 Months Ended
	Dec. 15, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Forward price			$ 10.00	$ 10.00
Change in fair value of derivative liabilities		$ 8,493,810	$ 10,659,080	$ (11,248,950)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances			33,919,120
Aggregate purchase price			11,080,000
Cash received in private placement in excess of initial fair value			(664,800)
Fair value assets level 1 to level 2 transfers			0
Fair value assets level 2 to level 1 transfers			0
Fair value assets transferred into (out of) level 3			0
Private Placement.
Cash received in private placement in excess of initial fair value			664,800
Private Placement Warrants
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances			10,415,200
Aggregate purchase price			11,080,000
Private Placement Warrants | Private Placement.
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances			10,415,200
Aggregate purchase price	$ 11,080,000		$ 11,080,000